Goodwill (Tables)	12 Months Ended
Sep. 30, 2021
Intangible assets and goodwill [abstract]
Disclosure of movements in goodwill
The movements in goodwill were as follows:

	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Scandinavia	Finland, Poland and Baltics	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$	$
As at September 30, 2020	1,089,099	1,147,307	1,142,148	999,162	904,972	985,849	1,169,873	659,878	281,643	8,379,931
Business acquisitions (Note 26)	(994)	75,697	—	(2,740)	(276)	1,812	—	—	—	73,499
Foreign currency translation adjustment	(65,755)	(53,232)	—	(48,640)	(8,775)	(56,300)	(29,300)	(39,888)	(11,839)	(313,729)
As at September 30, 2021	1,022,350	1,169,772	1,142,148	947,782	895,921	931,361	1,140,573	619,990	269,804	8,139,701

Key assumptions for cash-generating units
The key assumptions for the CGUs are disclosed in the following tables for the years ended September 30:

2021	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Scandinavia	Finland, Poland and Baltics	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	10.0	8.5	9.1	8.1	8.8	9.4	9.3	9.5	18.5
Long-term growth rate of net operating cash flows[1]	1.6	2.0	2.0	2.0	1.9	1.8	1.8	1.7	2.0

2020	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Scandinavia	Finland, Poland and Baltics	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	11.2	9.3	9.6	8.5	9.3	10.2	10.0	10.8	23.0
Long-term growth rate of net operating cash flows[1]	1.7	2.0	2.0	2.0	2.0	1.9	1.9	1.7	2.0
[1] The long-term growth rate is based on the lower of published industry research growth and 2.0%.